REMS Real Estate Income 50/50 Fund | Class A
FUND SUMMARY
Investment Objective
The REMS Real Estate Income 50/50 Fund (formerly the CSI Equity Fund) seeks to achieve long-term capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus.

Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees		REMS Real Estate Income 50/50 Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)	[1]	5.75%
Maximum Deferred Sales Charge (Load)(as a % of the NAV at time of purchase)	[2]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)		none
Redemption Fee (as a % of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	This sales charge varies depending on how much you invest in the Fund.
[2]	If you are in a category of investors who may purchase Class A Shares of the Fund without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		REMS Real Estate Income 50/50 Fund Class A
Advisory Fee		0.50%
Distribution (12b-1) and Service Fees		0.35%
Other Expenses		1.01%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		1.86%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.52%)
Net Expenses		1.34%
[1]	CSI Capital Management, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.34% of the Fund's Class A Shares' average daily net assets until January 1, 2012. The expense limitation agreement may only be terminated by the Board of Directors of the Company.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example REMS Real Estate Income 50/50 Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	704	1,079	1,477	2,589
Investor	101	426	774	1,757

Expense Example, No Redemption	Third Millennium Russia Fund Class C 2/1/2011 - 2/1/2011 USD ( $)	Third Millennium Russia Fund Institutional 2/1/2011 - 2/1/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	353	253
Expense Example, No Redemption, 3 Years	1,074	779
Expense Example, No Redemption, 5 Years	1,911	1,429
Expense Example, No Redemption, 10 Years	4,080	3,175

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders.  In selecting securities for the Fund, CSI Capital Management, Inc. (the “Adviser”) utilizes both value and growth oriented investment strategies with an emphasis on well-established, large capitalized companies throughout the world, consistent with the Fund's focus on capital preservation.

The Fund's assets are invested on a global basis to take advantage of investment opportunities both within and outside the United States. The foreign securities the Fund purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are typically issued by a U.S. bank or trust company and represent ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and represent ownership of underlying securities issued by either a foreign or a United States corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the Adviser believes are most likely to prosper under various economic conditions and which have demonstrated the ability to produce reliable earnings or dividend growth over the years. Among other things, balance sheet analysis, return on equity, price/earnings ratios and relative strength are included in the Adviser's decision making process. In determining which portfolio securities to sell, the Adviser considers the following: (1) when the price of the shares is either not likely to increase or may decline because of the Adviser’s views on the prospects for the individual company or industry in which the company operates or general economics conditions; or (2) when the Adviser believes that a company’s fundamentals can no longer justify the price at which the stock trades.  The Fund will not be limited to investing in securities of companies of any size or to securities traded in any particular market.

Principal Risks

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money.  There is no assurance that the Adviser will achieve the Fund's investment objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Foreign Security Risk -The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in foreign countries.

Investments in foreign companies often are made in a foreign currency, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investments more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Depositary Receipts - In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.  The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Year-By-Year Annual Returns

During  the  periods  shown in the bar chart,  the Class A Shares'  highest return for a calendar  quarter was 21.62% (quarter ending 9/30/07) and the Class A Shares'  lowest  return for a calendar  quarter  was  (27.39%)(quarter  ending 12/31/08).

Average Annual Total Returns For Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns REMS Real Estate Income 50/50 Fund Class A	1 Year	Since Inception
Before taxes	2.60%	0.33%
After Taxes on Distributions	6.55%	(0.93%)
After Taxes on Distributions and Sale of Fund Shares	8.04%	0.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(0.54%)

REMS Real Estate Income 50/50 Fund | Investor
FUND SUMMARY
Investment Objective
The REMS Real Estate Income 50/50 Fund (formerly the CSI Equity Fund) seeks to achieve long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	REMS Real Estate Income 50/50 Fund Investor
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)	none
Maximum Deferred Sales Charge (Load)(as a % of the NAV at time of purchase)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses		REMS Real Estate Income 50/50 Fund Investor
Advisory Fee		0.50%
Other Expenses		1.01%
Total Annual Fund Operating Expenses		1.51%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.52%)
Net Expenses		0.99%
[1]	CSI Capital Management, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.99% of the Fund's Investor Shares' average daily net assets until January 1, 2012. The expense limitation agreement may only be terminated by the Board of Directors of the Company.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example REMS Real Estate Income 50/50 Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	704	1,079	1,477	2,589
Investor	101	426	774	1,757

Expense Example, No Redemption	Third Millennium Russia Fund Class C 2/1/2011 - 2/1/2011 USD ( $)	Third Millennium Russia Fund Institutional 2/1/2011 - 2/1/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	353	253
Expense Example, No Redemption, 3 Years	1,074	779
Expense Example, No Redemption, 5 Years	1,911	1,429
Expense Example, No Redemption, 10 Years	4,080	3,175

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders.  In selecting securities for the Fund, CSI Capital Management, Inc. (the “Adviser”) utilizes both value and growth oriented investment strategies with an emphasis on well-established, large capitalized companies throughout the world, consistent with the Fund's focus on capital preservation.

The Fund's assets are invested on a global basis to take advantage of investment opportunities both within and outside the United States. The foreign securities the Fund purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are typically issued by a U.S. bank or trust company and represent ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and represent ownership of underlying securities issued by either a foreign or a United States corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the Adviser believes are most likely to prosper under various economic conditions and which have demonstrated the ability to produce reliable earnings or dividend growth over the years. Among other things, balance sheet analysis, return on equity, price/earnings ratios and relative strength are included in the Adviser's decision making process. In determining which portfolio securities to sell, the Adviser considers the following: (1) when the price of the shares is either not likely to increase or may decline because of the Adviser’s views on the prospects for the individual company or industry in which the company operates or general economics conditions; or (2) when the Adviser believes that a company’s fundamentals can no longer justify the price at which the stock trades.  The Fund will not be limited to investing in securities of companies of any size or to securities traded in any particular market.

Principal Risks

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money.  There is no assurance that the Adviser will achieve the Fund's investment objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Foreign Security Risk - The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in foreign countries.

Investments in foreign companies often are made in a foreign currency, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investments more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Depositary Receipts - In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold  Investor Shares of the Fund. If sales charges were included, the returns would be lower.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Year-By-Year Annual Returns

During the periods shown in the bar chart, the Investor Shares' highest return for a calendar quarter was 15.56% (quarter ending 6/30/09) and the Investor Shares' lowest return for a calendar quarter was (19.22%)(quarter ending 12/31/08).

Average Annual Total Returns For Periods Ended December 31, 2010
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns REMS Real Estate Income 50/50 Fund Investor	1 Year	5 Years	10 Years	Since Inception
Before taxes	9.11%	2.47%	1.01%	5.36%
After Taxes on Distributions	6.81%	1.16%	0.48%	4.89%
After Taxes on Distributions and Sale of Fund Shares	8.19%	1.81%	0.90%	4.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	(0.49%)	2.02%

Third Millennium Russia Fund | Class A
FUND SUMMARY
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus.
Shareholder Transaction Fees (fees paid directly from your investment
Shareholder Fees		Third Millennium Russia Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)	[1]	5.75%
Maximum Deferred Sales Charge (Load)(as a % of the NAV at time of purchase)	[2]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)		none
Redemption Fee (as a % of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	This sales charge varies depending on how much you invest in the Fund.
[2]	If you are in a category of investors who may purchase Class A Shares of the Fund without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Third Millennium Russia Fund Class A
Advisory Fee		1.75%
Distribution (12b-1) and Service Fees		0.25%
Other Expenses		1.21%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		3.21%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.46%)
Net Expenses	[2]	2.75%
[1]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 2.75% of the Fund's Class A Shares' average daily net assets until December 31, 2013. The expense limitation agreement may only be terminated by the Board of Directors of the Company.
[2]	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus), because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Third Millennium Russia Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	837	1,379	2,038	3,790
Class C	553	1,074	1,911	4,080

Expense Example, No Redemption Third Millennium Russia Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C	353	1,074	1,911	4,080
Institutional	253	779	1,429	3,175

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.41% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stock. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located in Russia. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. As used in this prospectus, the term "Russian company" means a legal entity with one or more of the following elements: (1) it is organized under the laws of, or with a principal office in, Russia; (2) the principal equity securities trading market is in Russia; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia; or (4) it has at least 50% of its assets situated in Russia. "Russia" refers to the Russian Federation and the other members of the Commonwealth of Independent States ("CIS"), which together constitute the former Soviet Union (minus the Baltic countries), although the Fund does not intend to invest more than 15% of net assets in the securities of companies outside of the Russian Federation.

The Fund's investments include investments in companies which, while falling within the definition of a Russian company, as stated above, also have characteristics and business relationships common to companies in a country or countries other than Russia. As a result, the value of the securities of such companies may reflect economic market forces applicable to other countries, as well as to Russia. For example, the Fund may invest in companies organized and located in countries other than Russia, including companies having their entire production facilities outside of Russia, when securities of such companies meet one or more elements of the Fund's definition of Russian company. The Fund invests its assets over a broad economic spectrum of Russian companies, including issuers from the following sectors: oil and gas; energy generation and distribution; communications; mineral extraction; trade (including retail trade and distribution) financial and business services; transportation; manufacturing; real estate; textiles; food processing; and construction. The Fund does not concentrate its investments in any industry and therefore it does not invest more than 25% of its assets in any one industry.

In selecting securities for the Fund, Third Millennium Investment Advisors, LLC (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation, gross domestic product growth in Russia, government spending and the government's support of particular industries.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Principal Risks

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Russian Companies Risk – Investments in Russian companies may involve financial, economic or political risks not ordinarily associated with investing in U.S. securities and should be considered highly speculative. The Fund's NAV may be affected by: less developed and effective systems for custody and transfer of securities; changes in exchange rates between foreign currencies and the U.S. dollar; different regulatory standards; less liquidity and more volatility than U.S. securities; taxes; and adverse social or political developments.

Non-Diversification Risk - The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Year-By-Year Annual Returns

During the periods shown in the bar chart, the Class A Shares' highest return for a calendar quarter was 100.72% (quarter ending 12/31/99) and the Class A Shares' lowest return for a calendar quarter was (53.11%) (quarter ending 12/31/08).
Average Annual Total Returns For Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Third Millennium Russia Fund Class A	1 Year	5 Years	Since Inception
Before taxes	16.25%	1.70%	20.67%
After Taxes on Distributions	23.34%	(0.38%)	18.25%
After Taxes on Distributions and Sale of Fund Shares	22.20%	1.08%	18.03%
RTS Index (reflects no deduction for fees, expenses, or taxes)	23.85%	9.48%	35.91%

Third Millennium Russia Fund | Class C
FUND SUMMARY
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees		Third Millennium Russia Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)		none
Maximum Deferred Sales Charge (Load)(as a % of the NAV at time of purchase)	[1]	2.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)		none
Redemption Fee (as a % of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	This deferred sales charge applies to Class C Shares redeemed within two years of purchase.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Third Millennium Russia Fund Class C
Advisory Fee		1.75%
Distribution (12b-1) and Service Fees		1.00%
Other Expenses		1.21%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		3.96%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.46%)
Net Expenses	[2]	3.50%
[1]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 3.50% of the Fund's Class C Shares' average daily net assets until December 31, 2013. The expense limitation agreement may only be terminated by the Board of Directors of the Company.
[2]	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus), because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of the period:
Expense Example Third Millennium Russia Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	837	1,379	2,038	3,790
Class C	553	1,074	1,911	4,080

If you do not sell your shares at the end of the period:
Expense Example, No Redemption Third Millennium Russia Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C	353	1,074	1,911	4,080
Institutional	253	779	1,429	3,175

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.41% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stock. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located in Russia. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. As used in this prospectus, the term "Russian company" means a legal entity with one or more of the following elements: (1) it is organized under the laws of, or with a principal office in, Russia; (2) the principal equity securities trading market is in Russia; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia; or (4) it has at least 50% of its assets situated in Russia. "Russia" refers to the Russian Federation and the other members of the Commonwealth of Independent States ("CIS"), which together constitute the former Soviet Union (minus the Baltic countries), although the Fund does not intend to invest more than 15% of net assets in the securities of companies outside of the Russian Federation.

The Fund's investments include investments in companies which, while falling within the definition of a Russian company, as stated above, also have characteristics and business relationships common to companies in a country or countries other than Russia. As a result, the value of the securities of such companies may reflect economic market forces applicable to other countries, as well as to Russia. For example, the Fund may invest in companies organized and located in countries other than Russia, including companies having their entire production facilities outside of Russia, when securities of such companies meet one or more elements of the Fund's definition of Russian company.  The Fund invests its assets over a broad economic spectrum of Russian companies, including issuers from the following sectors: oil and gas; energy generation and distribution; communications; mineral extraction; trade (including retail trade and distribution) financial and business services; transportation; manufacturing; real estate; textiles; food processing; and construction. The Fund does not concentrate its investments in any industry and therefore it does not invest more than 25% of its assets in any one industry.

In selecting securities for the Fund, Third Millennium Investment Advisors, LLC (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation, gross domestic product growth in Russia, government spending and the government's support of particular industries.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Principal Risks

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Russian Companies Risk – Investments in Russian companies may involve financial, economic or political risks not ordinarily associated with investing in U.S. securities and should be considered highly speculative. The Fund's NAV may be affected by: less developed and effective systems for custody and transfer of securities; changes in exchange rates between foreign currencies and the U.S. dollar; different regulatory standards; less liquidity and more volatility than U.S. securities; taxes; and adverse social or political developments.

Non-Diversification Risk - The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class C Shares of the Fund. If sales charges were included, the returns would be lower.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

During the periods shown in the bar chart, the Class C Shares' highest return for a calendar quarter was 46.74% (quarter ending 6/30/09) and the Class C Shares' lowest return for a calendar quarter was (53.58%) (quarter ending 12/31/08).

Average Annual Total Returns For Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Third Millennium Russia Fund Class C	1 Year	5 Years	Since Inception
Before taxes	20.07%	2.08%	11.40%
After Taxes on Distributions	20.07%	(0.26%)	8.69%
After Taxes on Distributions and Sale of Fund Shares	13.05%	1.28%	9.28%
RTS Index (reflects no deduction for fees, expenses, or taxes)	23.85%	9.48%	17.98%

Third Millennium Russia Fund | Institutional
FUND SUMMARY
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees		Third Millennium Russia Fund Institutional
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)		none
Maximum Deferred Sales Charge (Load)(as a % of the NAV at time of purchase)	[1]	2.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)		none
Redemption Fee (as a % of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	This deferred sales charge applies to Institutional Shares redeemed within 90 days of purchase.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Third Millennium Russia Fund Institutional
Advisory Fee		1.75%
Other Expenses		1.21%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		2.96%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.46%)
Net Expenses	[2]	2.50%
[1]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 2.50% of the Fund's Institutional Shares' average daily net assets until December 31, 2013. The expense limitation agreement may only be terminated by the Board of Directors of the Company.
[2]	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus), because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Example:

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Third Millennium Russia Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	837	1,379	2,038	3,790
Class C	553	1,074	1,911	4,080

Expense Example, No Redemption Third Millennium Russia Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C	353	1,074	1,911	4,080
Institutional	253	779	1,429	3,175

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.41% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stock. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located in Russia.  This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders.  As used in this prospectus, the term "Russian company" means a legal entity with one or more of the following elements: (1) it is organized under the laws of, or with a principal office in, Russia; (2) the principal equity securities trading market is in Russia; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia; or (4) it has at least 50% of its assets situated in Russia.  "Russia" refers to the Russian Federation and the other members of the Commonwealth of Independent States ("CIS"), which together constitute the former Soviet Union (minus the Baltic countries), although the Fund does not intend to invest more than 15% of net assets in the securities of companies outside of the Russian Federation.

The Fund's investments include investments in companies which, while falling within the definition of a Russian company, as stated above, also have characteristics and business relationships common to companies in a country or countries other than Russia. As a result, the value of the securities of such companies may reflect economic market forces applicable to other countries, as well as to Russia. For example, the Fund may invest in companies organized and located in countries other than Russia, including companies having their entire production facilities outside of Russia, when securities of such companies meet one or more elements of the Fund's definition of Russian company.  The Fund invests its assets over a broad economic spectrum of Russian companies, including issuers from the following sectors: oil and gas; energy generation and distribution; communications; mineral extraction; trade (including retail trade and distribution) financial and business services; transportation; manufacturing; real estate; textiles; food processing; and construction. The Fund does not concentrate its investments in any industry and therefore it does not invest more than 25% of its assets in any one industry.

In selecting securities for the Fund, Third Millennium Investment Advisors, LLC (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation, gross domestic product growth in Russia, government spending and the government's support of particular industries.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Principal Risks

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk -The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Russian Companies Risk – Investments in Russian companies may involve financial, economic or political risks not ordinarily associated with investing in U.S. securities and should be considered highly speculative. The Fund's NAV may be affected by: less developed and effective systems for custody and transfer of securities; changes in exchange rates between foreign currencies and the U.S. dollar; different regulatory standards; less liquidity and more volatility than U.S. securities; taxes; and adverse social or political developments.

Non-Diversification Risk - The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Institutional Shares of the Fund. If sales charges were included, the returns would be lower.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.
Year-By-Year Annual Returns

During the periods shown in the bar chart, the Institutional Shares' highest return for a calendar quarter was 46.81% (quarter ending 6/30/09) and the Institutional Shares' lowest return for a calendar quarter was (53.11%) (quarter ending 12/31/08).
Average Annual Total Returns For Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Third Millennium Russia Fund Institutional	1 Year	5 Years	Since Inception
Before taxes	23.34%	3.60%	10.14%
After Taxes on Distributions	23.34%	1.40%	4.58%
After Taxes on Distributions and Sale of Fund Shares	15.17%	2.59%	5.61%
RTS Index (reflects no deduction for fees, expenses, or taxes)	23.85%	9.48%	16.60%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 1, 2011
Registrant Name	dei_EntityRegistrantName	WORLD FUNDS INC /MD/
Central Index Key	dei_EntityCentralIndexKey	0001040674
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
REMS Real Estate Income 50/50 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The REMS Real Estate Income 50/50 Fund (formerly the CSI Equity Fund) seeks to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOther	5.75%	[11]
Maximum Deferred Sales Charge (Load)(as a % of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.34%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,079
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,589
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders.  In selecting securities for the Fund, CSI Capital Management, Inc. (the “Adviser”) utilizes both value and growth oriented investment strategies with an emphasis on well-established, large capitalized companies throughout the world, consistent with the Fund's focus on capital preservation.

The Fund's assets are invested on a global basis to take advantage of investment opportunities both within and outside the United States. The foreign securities the Fund purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are typically issued by a U.S. bank or trust company and represent ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and represent ownership of underlying securities issued by either a foreign or a United States corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the Adviser believes are most likely to prosper under various economic conditions and which have demonstrated the ability to produce reliable earnings or dividend growth over the years. Among other things, balance sheet analysis, return on equity, price/earnings ratios and relative strength are included in the Adviser's decision making process. In determining which portfolio securities to sell, the Adviser considers the following: (1) when the price of the shares is either not likely to increase or may decline because of the Adviser’s views on the prospects for the individual company or industry in which the company operates or general economics conditions; or (2) when the Adviser believes that a company’s fundamentals can no longer justify the price at which the stock trades.  The Fund will not be limited to investing in securities of companies of any size or to securities traded in any particular market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money.  There is no assurance that the Adviser will achieve the Fund's investment objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Foreign Security Risk -The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in foreign countries.

Investments in foreign companies often are made in a foreign currency, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investments more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Depositary Receipts - In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.  The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Bar Chart [Heading]	rr_BarChartHeading	Year-By-Year Annual Returns
Annual Return 2007	rr_AnnualReturn2007	8.54%
Annual Return 2008	rr_AnnualReturn2008	(33.10%)
Annual Return 2009	rr_AnnualReturn2009	19.84%
Annual Return 2010	rr_AnnualReturn2010	8.74%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During  the  periods  shown in the bar chart,  the Class A Shares'  highest return for a calendar  quarter was 21.62% (quarter ending 9/30/07) and the Class A Shares'  lowest  return for a calendar  quarter  was  (27.39%)(quarter  ending 12/31/08).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

REMS Real Estate Income 50/50 Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.93%)
REMS Real Estate Income 50/50 Fund | Class A | Before taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
REMS Real Estate Income 50/50 Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.04%
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
REMS Real Estate Income 50/50 Fund | Class A | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.54%)
REMS Real Estate Income 50/50 Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The REMS Real Estate Income 50/50 Fund (formerly the CSI Equity Fund) seeks to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load)(as a % of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Advisory Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.99%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	774
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders.  In selecting securities for the Fund, CSI Capital Management, Inc. (the “Adviser”) utilizes both value and growth oriented investment strategies with an emphasis on well-established, large capitalized companies throughout the world, consistent with the Fund's focus on capital preservation.

The Fund's assets are invested on a global basis to take advantage of investment opportunities both within and outside the United States. The foreign securities the Fund purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are typically issued by a U.S. bank or trust company and represent ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and represent ownership of underlying securities issued by either a foreign or a United States corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the Adviser believes are most likely to prosper under various economic conditions and which have demonstrated the ability to produce reliable earnings or dividend growth over the years. Among other things, balance sheet analysis, return on equity, price/earnings ratios and relative strength are included in the Adviser's decision making process. In determining which portfolio securities to sell, the Adviser considers the following: (1) when the price of the shares is either not likely to increase or may decline because of the Adviser’s views on the prospects for the individual company or industry in which the company operates or general economics conditions; or (2) when the Adviser believes that a company’s fundamentals can no longer justify the price at which the stock trades.  The Fund will not be limited to investing in securities of companies of any size or to securities traded in any particular market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money.  There is no assurance that the Adviser will achieve the Fund's investment objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Foreign Security Risk - The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in foreign countries.

Investments in foreign companies often are made in a foreign currency, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investments more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Depositary Receipts - In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold  Investor Shares of the Fund. If sales charges were included, the returns would be lower.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Bar Chart [Heading]	rr_BarChartHeading	Year-By-Year Annual Returns
Annual Return 2001	rr_AnnualReturn2001	(15.56%)
Annual Return 2002	rr_AnnualReturn2002	(18.60%)
Annual Return 2003	rr_AnnualReturn2003	23.22%
Annual Return 2004	rr_AnnualReturn2004	10.24%
Annual Return 2005	rr_AnnualReturn2005	4.85%
Annual Return 2006	rr_AnnualReturn2006	17.81%
Annual Return 2007	rr_AnnualReturn2007	8.86%
Annual Return 2008	rr_AnnualReturn2008	(32.91%)
Annual Return 2009	rr_AnnualReturn2009	20.32%
Annual Return 2010	rr_AnnualReturn2010	9.11%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Investor Shares' highest return for a calendar quarter was 15.56% (quarter ending 6/30/09) and the Investor Shares' lowest return for a calendar quarter was (19.22%)(quarter ending 12/31/08).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
REMS Real Estate Income 50/50 Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
REMS Real Estate Income 50/50 Fund | Investor | Before taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
REMS Real Estate Income 50/50 Fund | Investor | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
REMS Real Estate Income 50/50 Fund | Investor | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	(0.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Third Millennium Russia Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOther	5.75%	[11]
Maximum Deferred Sales Charge (Load)(as a % of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fee	rr_ManagementFeesOverAssets	1.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[5]
Net Expenses	rr_NetExpensesOverAssets	2.75%	[7]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.41% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	837
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,038
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,790
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stock. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located in Russia. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. As used in this prospectus, the term "Russian company" means a legal entity with one or more of the following elements: (1) it is organized under the laws of, or with a principal office in, Russia; (2) the principal equity securities trading market is in Russia; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia; or (4) it has at least 50% of its assets situated in Russia. "Russia" refers to the Russian Federation and the other members of the Commonwealth of Independent States ("CIS"), which together constitute the former Soviet Union (minus the Baltic countries), although the Fund does not intend to invest more than 15% of net assets in the securities of companies outside of the Russian Federation.

The Fund's investments include investments in companies which, while falling within the definition of a Russian company, as stated above, also have characteristics and business relationships common to companies in a country or countries other than Russia. As a result, the value of the securities of such companies may reflect economic market forces applicable to other countries, as well as to Russia. For example, the Fund may invest in companies organized and located in countries other than Russia, including companies having their entire production facilities outside of Russia, when securities of such companies meet one or more elements of the Fund's definition of Russian company. The Fund invests its assets over a broad economic spectrum of Russian companies, including issuers from the following sectors: oil and gas; energy generation and distribution; communications; mineral extraction; trade (including retail trade and distribution) financial and business services; transportation; manufacturing; real estate; textiles; food processing; and construction. The Fund does not concentrate its investments in any industry and therefore it does not invest more than 25% of its assets in any one industry.

In selecting securities for the Fund, Third Millennium Investment Advisors, LLC (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation, gross domestic product growth in Russia, government spending and the government's support of particular industries.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Russian Companies Risk – Investments in Russian companies may involve financial, economic or political risks not ordinarily associated with investing in U.S. securities and should be considered highly speculative. The Fund's NAV may be affected by: less developed and effective systems for custody and transfer of securities; changes in exchange rates between foreign currencies and the U.S. dollar; different regulatory standards; less liquidity and more volatility than U.S. securities; taxes; and adverse social or political developments.

Non-Diversification Risk - The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Bar Chart [Heading]	rr_BarChartHeading	Year-By-Year Annual Returns
Annual Return 2000	rr_AnnualReturn2000	(29.38%)
Annual Return 2001	rr_AnnualReturn2001	40.68%
Annual Return 2002	rr_AnnualReturn2002	26.43%
Annual Return 2003	rr_AnnualReturn2003	73.70%
Annual Return 2004	rr_AnnualReturn2004	20.33%
Annual Return 2005	rr_AnnualReturn2005	51.85%
Annual Return 2006	rr_AnnualReturn2006	35.92%
Annual Return 2007	rr_AnnualReturn2007	28.56%
Annual Return 2008	rr_AnnualReturn2008	(74.36%)
Annual Return 2009	rr_AnnualReturn2009	108.88%
Annual Return 2010	rr_AnnualReturn2010	23.34%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the Class A Shares' highest return for a calendar quarter was 100.72% (quarter ending 12/31/99) and the Class A Shares' lowest return for a calendar quarter was (53.11%) (quarter ending 12/31/08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Third Millennium Russia Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.34%
5 Years	rr_AverageAnnualReturnYear05	(0.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.25%
Third Millennium Russia Fund | Class A | Before taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	20.67%
Third Millennium Russia Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	18.03%
Third Millennium Russia Fund | Class A | RTS Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.85%
5 Years	rr_AverageAnnualReturnYear05	9.48%
Since Inception	rr_AverageAnnualReturnSinceInception	35.91%
Third Millennium Russia Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load)(as a % of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	2.00%	[9]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fee	rr_ManagementFeesOverAssets	1.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.96%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[6]
Net Expenses	rr_NetExpensesOverAssets	3.50%	[7]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.41% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		If you sell your shares at the end of the period:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	553
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,074
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,911
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,080
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	If you do not sell your shares at the end of the period:
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	353
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,074
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,911
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,080
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stock. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located in Russia. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. As used in this prospectus, the term "Russian company" means a legal entity with one or more of the following elements: (1) it is organized under the laws of, or with a principal office in, Russia; (2) the principal equity securities trading market is in Russia; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia; or (4) it has at least 50% of its assets situated in Russia. "Russia" refers to the Russian Federation and the other members of the Commonwealth of Independent States ("CIS"), which together constitute the former Soviet Union (minus the Baltic countries), although the Fund does not intend to invest more than 15% of net assets in the securities of companies outside of the Russian Federation.

The Fund's investments include investments in companies which, while falling within the definition of a Russian company, as stated above, also have characteristics and business relationships common to companies in a country or countries other than Russia. As a result, the value of the securities of such companies may reflect economic market forces applicable to other countries, as well as to Russia. For example, the Fund may invest in companies organized and located in countries other than Russia, including companies having their entire production facilities outside of Russia, when securities of such companies meet one or more elements of the Fund's definition of Russian company.  The Fund invests its assets over a broad economic spectrum of Russian companies, including issuers from the following sectors: oil and gas; energy generation and distribution; communications; mineral extraction; trade (including retail trade and distribution) financial and business services; transportation; manufacturing; real estate; textiles; food processing; and construction. The Fund does not concentrate its investments in any industry and therefore it does not invest more than 25% of its assets in any one industry.

In selecting securities for the Fund, Third Millennium Investment Advisors, LLC (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation, gross domestic product growth in Russia, government spending and the government's support of particular industries.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Russian Companies Risk – Investments in Russian companies may involve financial, economic or political risks not ordinarily associated with investing in U.S. securities and should be considered highly speculative. The Fund's NAV may be affected by: less developed and effective systems for custody and transfer of securities; changes in exchange rates between foreign currencies and the U.S. dollar; different regulatory standards; less liquidity and more volatility than U.S. securities; taxes; and adverse social or political developments.

Non-Diversification Risk - The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class C Shares of the Fund. If sales charges were included, the returns would be lower.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Annual Return 2004	rr_AnnualReturn2004	19.08%
Annual Return 2005	rr_AnnualReturn2005	51.09%
Annual Return 2006	rr_AnnualReturn2006	35.09%
Annual Return 2007	rr_AnnualReturn2007	27.31%
Annual Return 2008	rr_AnnualReturn2008	(74.69%)
Annual Return 2009	rr_AnnualReturn2009	107.84%
Annual Return 2010	rr_AnnualReturn2010	22.52%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Class C Shares' highest return for a calendar quarter was 46.74% (quarter ending 6/30/09) and the Class C Shares' lowest return for a calendar quarter was (53.58%) (quarter ending 12/31/08).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Third Millennium Russia Fund | Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.07%
5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%
Third Millennium Russia Fund | Class C | Before taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.07%
5 Years	rr_AverageAnnualReturnYear05	2.08%
Since Inception	rr_AverageAnnualReturnSinceInception	11.40%
Third Millennium Russia Fund | Class C | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Third Millennium Russia Fund | Class C | RTS Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.85%
5 Years	rr_AverageAnnualReturnYear05	9.48%
Since Inception	rr_AverageAnnualReturnSinceInception	17.98%
Third Millennium Russia Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load)(as a % of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	2.00%	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fee	rr_ManagementFeesOverAssets	1.75%
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Net Expenses	rr_NetExpensesOverAssets	2.50%	[8]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.41% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	779
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,429
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,175
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stock. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located in Russia.  This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders.  As used in this prospectus, the term "Russian company" means a legal entity with one or more of the following elements: (1) it is organized under the laws of, or with a principal office in, Russia; (2) the principal equity securities trading market is in Russia; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia; or (4) it has at least 50% of its assets situated in Russia.  "Russia" refers to the Russian Federation and the other members of the Commonwealth of Independent States ("CIS"), which together constitute the former Soviet Union (minus the Baltic countries), although the Fund does not intend to invest more than 15% of net assets in the securities of companies outside of the Russian Federation.

The Fund's investments include investments in companies which, while falling within the definition of a Russian company, as stated above, also have characteristics and business relationships common to companies in a country or countries other than Russia. As a result, the value of the securities of such companies may reflect economic market forces applicable to other countries, as well as to Russia. For example, the Fund may invest in companies organized and located in countries other than Russia, including companies having their entire production facilities outside of Russia, when securities of such companies meet one or more elements of the Fund's definition of Russian company.  The Fund invests its assets over a broad economic spectrum of Russian companies, including issuers from the following sectors: oil and gas; energy generation and distribution; communications; mineral extraction; trade (including retail trade and distribution) financial and business services; transportation; manufacturing; real estate; textiles; food processing; and construction. The Fund does not concentrate its investments in any industry and therefore it does not invest more than 25% of its assets in any one industry.

In selecting securities for the Fund, Third Millennium Investment Advisors, LLC (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation, gross domestic product growth in Russia, government spending and the government's support of particular industries.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk -The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Russian Companies Risk – Investments in Russian companies may involve financial, economic or political risks not ordinarily associated with investing in U.S. securities and should be considered highly speculative. The Fund's NAV may be affected by: less developed and effective systems for custody and transfer of securities; changes in exchange rates between foreign currencies and the U.S. dollar; different regulatory standards; less liquidity and more volatility than U.S. securities; taxes; and adverse social or political developments.

Non-Diversification Risk - The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Institutional Shares of the Fund. If sales charges were included, the returns would be lower.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.
Bar Chart [Heading]	rr_BarChartHeading	Year-By-Year Annual Returns
Annual Return 2005	rr_AnnualReturn2005	51.74%
Annual Return 2006	rr_AnnualReturn2006	39.05%
Annual Return 2007	rr_AnnualReturn2007	28.67%
Annual Return 2008	rr_AnnualReturn2008	(74.16%)
Annual Return 2009	rr_AnnualReturn2009	109.27%
Annual Return 2010	rr_AnnualReturn2010	23.33%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the Institutional Shares' highest return for a calendar quarter was 46.81% (quarter ending 6/30/09) and the Institutional Shares' lowest return for a calendar quarter was (53.11%) (quarter ending 12/31/08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Third Millennium Russia Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.34%
5 Years	rr_AverageAnnualReturnYear05	1.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Third Millennium Russia Fund | Institutional | Before taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.34%
5 Years	rr_AverageAnnualReturnYear05	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%
Third Millennium Russia Fund | Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Third Millennium Russia Fund | Institutional | RTS Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.85%
5 Years	rr_AverageAnnualReturnYear05	9.48%
Since Inception	rr_AverageAnnualReturnSinceInception	16.60%
[1]	CSI Capital Management, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.99% of the Fund's Investor Shares' average daily net assets until January 1, 2012. The expense limitation agreement may only be terminated by the Board of Directors of the Company.
[2]	CSI Capital Management, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.34% of the Fund's Class A Shares' average daily net assets until January 1, 2012. The expense limitation agreement may only be terminated by the Board of Directors of the Company.
[3]	If you are in a category of investors who may purchase Class A Shares of the Fund without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.
[4]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 2.50% of the Fund's Institutional Shares' average daily net assets until December 31, 2013. The expense limitation agreement may only be terminated by the Board of Directors of the Company.
[5]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 2.75% of the Fund's Class A Shares' average daily net assets until December 31, 2013. The expense limitation agreement may only be terminated by the Board of Directors of the Company.
[6]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 3.50% of the Fund's Class C Shares' average daily net assets until December 31, 2013. The expense limitation agreement may only be terminated by the Board of Directors of the Company.
[7]	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus), because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.
[8]	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus), because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Example:
[9]	This deferred sales charge applies to Class C Shares redeemed within two years of purchase.
[10]	This deferred sales charge applies to Institutional Shares redeemed within 90 days of purchase.
[11]	This sales charge varies depending on how much you invest in the Fund.